Equity (Details)	Sep. 30, 2020 UYI	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Stockholders Equity [Line Items]
Total noncontrolling interest	UYI 839,048	$ 869,981	$ 839,048
Paid-in capital
Stockholders Equity [Line Items]
Total noncontrolling interest	107,461	107,461
Additional Paid-in Capital
Stockholders Equity [Line Items]
Total noncontrolling interest	807,953	807,953
Foreign currency translation loss attributed to non-controlling interest
Stockholders Equity [Line Items]
Total noncontrolling interest	(74,997)	(33,828)
Net loss attributed to noncontrolling interest
Stockholders Equity [Line Items]
Total noncontrolling interest	UYI (1,369)	$ (11,520)